Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues [Line Items]
Deferred revenue			$ 327,109	$ 262,217
Revenue recognized	$ 178,334	$ 140,962
Remaining performance obligations	370,434		405,678
Billed consideration amount	313,290		327,109
Unbilled consideration amount	$ 57,144		$ 78,568
Remaining performance obligations term	12 months